Financial Instruments - Fair Value of Financial Instruments Not Measured at Fair Value but for which Fair Value is Disclosed (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 747,870.1	$ 856,181.4
Financial liabilities	534,565.8	318,672.4
Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		21,805.9
Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,648.8	19,511.8
Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2,294.1
Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	56,900.0	91,800.0
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		21,850.7
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,718.7	19,554.5
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,296.2
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 57,739.1	$ 93,171.3